INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of provision for income taxes

	For the years ended December 31,
	2023	2024	2025
United States	$(1,792)	$(2,728)	$(2,573)
Other than United States	(29,831)	(33,410)	(75,038)
Total	$(31,623)	$(36,138)	$(77,611)

Schedule of components of income tax expense

	For the years ended December 31,
Income Tax Expense	2023	2024	2025
Current taxes:
Federal	$—	$—	$—
State	—	—	—
Foreign	9	6	—
Total current taxes	9	6	—
Deferred taxes:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred taxes	—	—	—
Total Income Tax Expense	$9	$6	$—

Schedule of reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax

	For the years ended December 31, 2025
	Amount	Percentage
Pretax loss	$(77,611)
Federal statutory tax rate	(16,298)	21.00%
State and Local taxes (a)	(136)	0.18%
Foreign tax rate differential
Cayman Island
Statutory tax rate difference between Cayman Island and U.S.	7,012	(9.03)%
Hong Kong(“H.K.”)
Statutory tax rate difference between H.K. and U.S.	1,623	(2.09)%
Change in valuation allowance	5,851	(7.54)%
Other foreign jurisdictions	47	(0.06)%
Change in valuation allowance	851	(1.10)%
Other	(65)	0.08%
Tax credits
Research and development tax credits	(1,808)	2.33%
Non-deductible expenses	74	(0.10)%
Change in valuation allowance	2,849	(3.67)%
Provision for income taxes and effective tax rate	$0	(0.00)%

(a) State taxes in California made up the majority (greater than 50 percent) of the effect in this category.

	For the
	years ended December 31,
	2023	2024
Federal statutory tax rate	21.00%	21.00%
Effect of tax rates in foreign jurisdiction	(5.80)%	(6.15)%
State taxes	0.05%	0.11%
Effect of preferential tax rate	(0.07)%	(0.06)%
Research and development credit	(2.94)%	(0.98)%
Non-deductible expenses	(0.25)%	(0.42)%
Foreign income tax	(0.03)%	(0.02)%
Changes in valuation allowances	(11.99)%	(13.50)%
Effective tax rate	$(0.03)%	$(0.02)%

Schedule of deferred income tax assets

	As of December 31,
	2024	2025
Deferred income tax assets
Research and development credits	$711	$1,741
Capitalized research and development expenses	553	1,331
Net operating loss carryforwards	9,671	17,414
	10,935	20,486
Valuation allowance	(10,935)	(20,486)
Total net deferred income tax assets	$—	$—

Schedule of changes in valuation allowance

	For the
	years ended December 31,
	2024	2025
Balance at beginning of the year	$6,216	$10,935
Addition	4,878	8,088
True up adjustment	(46)	1,299
Foreign currency translation adjustment	(113)	164
Balance at end of the year	$10,935	$20,486